EQUITY - Redemption-Exchange Units Held by Brookfield (Details) - Redemption- exchange units	6 Months Ended
Jun. 30, 2022 shares
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	69,705,497
Repurchased and canceled (in shares)	0
Balance at end of period (in shares)	69,705,497